Segment Analysis - Reconciliation of Segmental Results of Operations to Consolidated Income Statements (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of operating segments [line items]
Consolidated net business profit	¥ 640,400	¥ 601,300
Others	32,900	30,100
Profit before tax	541,414	617,265
Reconciling management reporting under Japanese GAAP to IFRS [member]
Disclosure of operating segments [line items]
Total credit costs	(5,000)	(34,100)
Gains on equity instruments	51,900	51,500
Extraordinary gains or losses and others	(12,100)	(6,700)
Profit before tax under Japanese GAAP	675,200	612,000
Scope of consolidation	(2,700)	(3,700)
Derivative financial instruments	(45,700)	2,700
Investment securities	(18,100)	22,500
Loans and advances	(19,300)	(4,200)
Investments in associates and joint ventures	(17,300)	7,500
Property, plant and equipment	(1,100)	(800)
Lease accounting	(800)	(500)
Defined benefit plans	(25,800)	(6,100)
Foreign currency translation	(5,400)	(4,400)
Classification of equity and liability	6,000	5,000
Others	¥ (3,600)	¥ (12,700)